Equity Capital Structure, Reverse Stock Split (Details)	May 28, 2021 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Sep. 22, 2017 $ / shares
Reverse Stock Split [Abstract]
Reverse stock split ratio	0.1
Number of outstanding common shares (in shares) | shares	89,955,848	94,610,088	94,610,088
Common shares, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001	$ 0.001